FEDERATED HERMES INCOME SECURITIES TRUST

(formerly, Federated Income Securities Trust)

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 30, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Trust”)

Federated Hermes Intermediate Corporate Bond Fund

(formerly, Federated Intermediate Corporate Bond Fund)

Institutional Shares

Service Shares

Federated Hermes Short Term Income Fund

(formerly, Federated Short-Term Income Fund)

Class A Shares

Institutional Shares

Service Shares

R6 Shares (the “Funds”)

1933 Act File No. 33-3164
1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2020 that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which were electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 220 on June 25, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary